                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                   Supplement dated September 28, 2005 to the
            Statement of Additional Information dated April 29, 2005
                  as supplemented May 12, 2005 and July 1, 2005


The changes listed below are effective as of September 30, 2005.

The following information replaces in its entirety the information pertaining to Eric Thaller appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM GLOBAL EQUITY FUND" on page G-1 of the Statement of Additional
Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                               AIM GLOBAL EQUITY FUND
------------------------------------------------------------ ---------------------------------------------------------
Duy Nguyen(2)                                                                      $1 - $10,000
------------------------------------------------------------ ---------------------------------------------------------

(2) Mr. Nguyen began serving as portfolio manager on AIM Global Equity Fund on September 30, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Eric Thaller appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM GLOBAL EQUITY FUND" on page G-5 of the Statement of Additional
Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                             AIM GLOBAL EQUITY FUND
-------------------------------------- --------------------------------------------------------------------------
Duy Nguyen(4)                          1 Registered Mutual Fund with $401,822,576 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(4) Mr. Nguyen began serving as portfolio manager on AIM Global Equity Fund on September 30, 2005. Information on other accounts he manages has been provided as of August 31, 2005."

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                   Supplement dated September 28, 2005 to the
            Statement of Additional Information dated April 29, 2005
                  as supplemented May 12, 2005 and July 1, 2005


The changes listed below are effective as of September 30, 2005.

The following information replaces in its entirety the information pertaining to Eric Thaller appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM GLOBAL EQUITY FUND" on page G-1 of the Statement of Additional
Information:

                "NAME OF PORTFOLIO MANAGER                           DOLLAR RANGE OF INVESTMENTS IN EACH FUND
------------------------------------------------------------ ---------------------------------------------------------
                                               AIM GLOBAL EQUITY FUND
------------------------------------------------------------ ---------------------------------------------------------
Duy Nguyen(2)                                                                      $1 - $10,000
------------------------------------------------------------ ---------------------------------------------------------

(2) Mr. Nguyen began serving as portfolio manager on AIM Global Equity Fund on September 30, 2005. Ownership information has been provided as of August 31, 2005."

The following information replaces in its entirety the information pertaining to Eric Thaller appearing under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM GLOBAL EQUITY FUND" on page G-5 of the Statement of Additional
Information:

                                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS BY
     "NAME OF PORTFOLIO MANAGER                                        CATEGORY
-------------------------------------- --------------------------------------------------------------------------
                                             AIM GLOBAL EQUITY FUND
-------------------------------------- --------------------------------------------------------------------------
Duy Nguyen(4)                          1 Registered Mutual Fund with $401,822,576 in total assets under management
-------------------------------------- --------------------------------------------------------------------------

(4) Mr. Nguyen began serving as portfolio manager on AIM Global Equity Fund on September 30, 2005. Information on other accounts he manages has been provided as of August 31, 2005."